Non-Cash Share-Based Compensation	6 Months Ended
Jun. 30, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Non-Cash Share-Based Compensation

7. Non-Cash Share-Based Compensation

Employee Shares

Up to and including June 30, 2020, the Company has granted Employee Shares classified as B, C, D, E and F ordinary shares. The Company typically grants incentive shares which vest over a four or five-year service period, with 20% or 25% of the award (as the case may be) vesting on the first anniversary of the vesting commencement date, with the balance generally vesting periodically over the remaining three or four years, unless the awards contain specific performance vesting provisions.

Unvested Employee Shares are forfeited upon termination of employment. The forfeited shares are converted into deferred shares, with a repurchase right for a nominal amount in favor of the Company. As of June 30, 2020 and December 31, 2019, the Company had not repurchased any shares.

Ordinary Shares

The Company measures all non-cash share-based awards using the fair value on the date of grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award. The Company has granted Employee Shares to employees and non-employees with both performance and service-based conditions and record expense for these awards using the straight-line method. A summary of the changes in the Company’s ordinary shares from December 31, 2019 through June 30, 2020 are as follows.

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2019	7,406,401	$0.62
Granted	—	0.00
Vested	(720,035)	0.52
Forfeited	(165,414)	0.69
Unvested balance as of June 30, 2020	6,520,952	$0.58

Non-cash share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	For the Six Months Ended June 30,
	2020	2019
Research and development	$303	$29
General and administrative	265	187
	$568	$216

There were no Employee Shares granted during the six months ended June 30, 2020. As of June 30, 2020, there was $3.3 million of unrecognized compensation cost related to unvested Employee Shares outstanding, which is expected to be recognized over weighted-average periods of 3.6 years.